Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Income	$ 982,585	$ 4,910,691	$ 12,848,246	$ 14,219,606
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	228,707	(1,555,833)	(1,728,531)	(11,046,416)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs			(205,275)
Interest expense - debt discount	87,110		24,780
Interest income from investments held in Trust Account	(2,011,279)	(3,713,581)	(13,898,712)	(4,991,153)
Changes in operating assets and liabilities:
Prepaid expenses	12,504	131,124	393,372	757,720
Due to related party	(53,333)		133,333
Accounts payable	(153,984)	7,904	622,471	(63,663)
Accrued expenses	530,221	13,440	745,424	4,253
Deferred legal fees				23,667
Net cash used in operating activities	(377,469)	(206,255)	(1,064,892)	(1,095,986)
Cash Flows from Investing Activities:
Extension payment deposit in Trust	(258,971)		(258,971)
Cash withdrawn for redemptions of Class A ordinary shares subject to possible redemption			180,870,897
Net cash provided by investing activities	(258,971)		180,611,926
Cash Flows from Financing Activities:
Issuance of Class B ordinary shares				116
Proceeds from promissory note - related party		150,000	335,000
Proceeds from convertible note payable to related parties			380,000
Proceeds from Loan and Transfer Agreement	333,000		999,000
Redemption of ordinary shares			(180,870,897)
Net cash (used in) provided by financing activities	333,000	150,000	(179,156,897)	116
Net change in cash	(303,440)	(56,255)	390,137	(1,095,870)
Cash – beginning of the period	469,134	78,997	78,997	1,174,867
Cash – end of the period	165,694	22,742	469,134	78,997
One Energy Enterprises Inc [Member]
Cash Flows from Operating Activities:
Net Income	(9,002,222)	(4,731,432)	(20,180,601)	(14,273,031)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation, amortization, and accretion expense	1,326,494	867,541	4,001,528	3,552,277
Amortization of debt issuance and loan origination fees	36,799	9,096	170,460	24,882
Asset impairment	337,651		0	843,516
(Gain) / Loss on disposal of property, plant, and equipment	(6,400)	0	(14,419)	1,426
Changes in deferred income taxes	175,794	(965,711)	(548,014)	887,696
Stock-based compensation	562,310	1,912,647	3,611,935	0
Non-cash interest paid in kind	807,847	0	2,089,902	0
Interest expense converted to common stock			1,228,919	0
Interest expense as capital contribution			205,479
Changes in operating assets and liabilities:
Accounts payable	1,900,251	1,559,905	391,069	1,820,204
Accrued expenses	(213,819)	1,083,269	634,706	2,189,120
Accounts receivable	78,699	(143,906)	(304,217)	45,513
Other long-term assets	0	(229,947)	0	175,591
Other current assets	(624,115)	(458,648)	(2,077,335)	(227,289)
Contract assets and other assets	0	2,185	0	72,428
Accrued payroll items	185,208	117,617	65,573	16,984
Other current liabilities	673,498	247,069	1,515,372	2,015,586
Net cash used in operating activities	(3,762,005)	(730,315)	(9,209,643)	(2,855,097)
Cash Flows from Investing Activities:
Purchases of property, plant, and equipment	(116,106)	(1,188,212)	(6,176,248)	(6,090,912)
Proceeds from sale of other long-term assets	0	1,000,000
Proceeds from sale of property, plant, and equipment	6,400	0	15,250	0
Land improvements			(928,810)	0
Land options	(70,334)	(10,000)	(229,100)	0
Net cash provided by investing activities	(180,040)	(198,212)	(7,318,908)	(6,090,912)
Cash Flows from Financing Activities:
Distributions to non-controlling interests	(13,096)	(48,820)	(153,315)	(179,442)
Proceeds from the sale of Series A preferred stock, net of issuance costs	2,199,067	0	18,701,613	0
Payment of Series A preferred stock dividends	(152,094)	0	(176,545)	0
Proceeds from borrowings on trade credit facility – related party	745,000
Payment on trade credit facility – related party	(745,000)	0
Proceeds from borrowings on long-term debt – related party	2,000,000	3,070,000	3,470,000	10,586,438
Proceeds from borrowings on long-term debt	(172,444)	(2,163,109)	0	1,240,336
Payment on long-term debt			(654,993)	(2,657,914)
Payment on long-term debt – related party			(3,675,002)	0
Payment of loan origination fees			(245,671)	0
Payment on financing lease liabilities	(34,464)	(3,908)	(16,159)	(10,010)
Payment of financing costs for de-SPAC transaction	(586,909)	0
Net cash (used in) provided by financing activities	3,240,060	854,163	17,249,928	8,979,408
Net change in cash	(701,985)	(74,364)	721,377	33,399
Cash – beginning of the period	2,475,789	1,754,412	1,754,412	1,721,013
Cash – end of the period	1,773,804	1,680,048	2,475,789	1,754,412
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of period	1,368,991	648,037	648,037
Restricted cash at beginning of period	1,106,798	1,106,375	1,106,375
Cash and cash equivalents at end of period	844,749	573,673	1,368,991	648,037
Restricted cash at end of period	929,055	1,106,375	1,106,798	1,106,375
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	389,053	333,635	1,289,507	1,306,502
Cash paid for interest on finance lease liabilities	9,986	1,685	6,557	5,008
Non-cash investing activities			6,144,886	0
Related party debt and accrued interest converted to Class A common stock			18,622,654	0
Related party debt converted to Series A preferred stock			1,000,000	0
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accounts payable for purchase of property, plant, and equipment	56,995	356,697	$ 914,812	$ 129,720
Right-of-use asset obtained in exchange for lease obligation	410,143	0
Non-cash accrual of paid-in-kind dividends on Series A preferred stock	343,195	0
Non-cash financing activities	$ 1,385,919	$ 0